Royalty stream and other interests (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 37,443,198	$ 32,860,568
Australia
Statement [Line Items]
Royalty, stream and other interests, carrying amount	29,859,470	24,462,805
USA
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,254,422	2,298,515
South Africa
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,914,844	1,914,844
Nigeria
Statement [Line Items]
Royalty, stream and other interests, carrying amount	0	178,205
Brazil
Statement [Line Items]
Royalty, stream and other interests, carrying amount	612,036	637,338
Canada
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,756,817	1,823,252
Peru
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 45,609	$ 1,545,609